Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Capitalized Software Development Costs for Software Sold to Customers	$ 204,775		$ 204,775		$ 186,271	$ 31,700
Capitalized Computer Software, Amortization			18,615	$ 0	0	0
Capitalized Computer Software, Impairments			0		0	0
Research and development expense	58,615	$ 15,271	$ 87,593	$ 43,292	$ 90,874	$ 98,290
Common stock equivalent shares of weighted average shares outstanding dilutive			2,126,647	1,189,793	2,119,793	650,000
Operating loss carryforwards	$ 2,988,584		$ 2,988,584		$ 2,518,895
Net operating losses carryforwards, expire date			begin to expire in 2027		begin to expire in 2027
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalent shares of weighted average shares outstanding dilutive			0		0	0